Equity (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 12, 2020
Common stock, shares authorized		14,285,714					14,285,714		14,285,714	14,285,714
Common stock, par value									$ 0.0001
Shares issued price per share											$ 5.00
Number of restricted shares issued value
Unamortized value							$ 40,602
Unamortized value weighted average period							6 months 3 days
Stock-based compensation							$ 3,625,220	$ 181,702	$ 666,504	$ 383,966
General and administrative expenses		$ 1,213,851		$ 966,539			6,343,254	2,070,575	4,244,848	$ 4,358,131
Restricted Common Stock [Member]
Unamortized value									$ 80,898
Unamortized value weighted average period									1 year 4 days
2017 Plan [Member]
Number of shares reserved for issuance									153,061
2019 Plan [Member]
Number of shares reserved for issuance									214,286
Investors [Member]
Number of stock sold										180,000
Shares issued price per share										$ 1.00
Number of stock sold, value										$ 180,000
Consultant [Member]
Number of restricted shares issued	35,714								61,426
Number of restricted shares issued value	$ 250,000								$ 430,000
Employees Directors and Consultants [Member] | Restricted Common Stock [Member]
Stock-based compensation		277,077		(123,431)			3,625,220	181,702	666,504	383,966
General and administrative expenses									78,455	380,871
Labor expense		$ 552		$ 588			$ 1,104	$ 4,457	2,700	3,094
Consulting expenses									$ 585,349	$ 0